COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2015	Dec. 31, 2014
Royalty rate	3.50%
Royalties, maximum percentage of grants received	100.00%
Payment received from OCS				$ 134	$ 118
Payment returned from OCS
Royalty expense	3	$ 23	$ 6
Remaining contingent obligations	1,940
Accrued royalties to a third party	55
Line of Credit	16,311	16,152
Performance guarantees	$ 6,408	9,098
Amount of grant approved to be received		$ 113